CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 9,706	$ 24,351	$ 4,585
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	61,954	61,344	61,184
Gain on sale of real estate, land and other investments	(349)	(19,365)	(68)
Gain on involuntary conversion	(274)	0	(1,660)
Impairment of real estate assets	428	0	1,678
Donation of real estate assets	0	0	450
Bad debt expense	298	733	1,399
Changes in other assets and liabilities:
Increase in receivable arising from straight-lining of rents	(4,831)	(1,732)	(1,443)
Decrease (increase) in accounts receivable	1,542	(914)	(3,371)
Increase in prepaid and other assets	(1,361)	(1,162)	(138)
(Increase) decrease in tax, insurance and other escrow	(353)	1,469	(2,040)
Increase in deferred charges and leasing costs	(6,145)	(6,501)	(4,731)
Increase in accounts payable, accrued expenses and other liabilities	4,522	551	5,567
Net cash provided by operating activities	65,137	58,774	61,412
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from real estate deposits	2,254	2,766	2,588
Payments for real estate deposits	(2,188)	(2,579)	(3,016)
Principal proceeds on mortgage loans receivable	159	2	2
Increase in other investments	0	(205)	0
Decrease in lender holdbacks for improvements	5,681	3,276	0
Increase in lender holdbacks for improvements	(1,730)	(10,712)	0
Proceeds from sale of discontinued operations	3,142	81,539	103
Proceeds from sale of real estate and other investments	430	74	40
Insurance proceeds received	5,758	347	1,395
Payments for acquisitions and improvements of real estate assets	(141,771)	(62,824)	(80,069)
Net cash (used) provided by investing activities	(128,265)	11,684	(78,957)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from mortgages payable	117,595	139,947	166,490
Principal payments on mortgages payable	(77,089)	(213,658)	(180,482)
Proceeds from revolving lines of credit and other debt	31,925	56,300	15,500
Principal payments on revolving lines of credit and other debt	(10,060)	(25,650)	(15,567)
Proceeds from sale of common shares, net of issue costs	24,427	16,423	106,889
Proceeds from sale of common shares under distribution reinvestment and share purchase program	23,511	3,175	1,382
Repurchase of fractional shares and partnership units	(14)	(10)	(11)
Proceeds from noncontrolling partner - consolidated real estate entities	2,854	0	0
Payments for acquisition of noncontrolling interests - consolidated real estate entities	(1,289)	(425)	(475)
Distributions paid to common shareholders, net of reinvestment of $10,177, $10,627 and $9,762, respectively	(36,477)	(43,234)	(37,323)
Distributions paid to preferred shareholders	(2,372)	(2,372)	(2,372)
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment of $657, $746 and $772, respectively	(10,445)	(13,057)	(13,489)
Distributions paid to noncontrolling interests - consolidated real estate entities	(613)	(1,055)	(1,273)
Distributions paid to redeemable noncontrolling interests - consolidated real estate entities	(27)	(442)	(177)
Net cash provided (used) by financing activities	61,926	(84,058)	39,092
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,202)	(13,600)	21,547
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	41,191	54,791	33,244
CASH AND CASH EQUIVALENTS AT END OF YEAR	39,989	41,191	54,791
SUPPLEMENTARY SCHEDULE OF NON-CASH INVESTING AND FINANCING
Distribution reinvestment plan	10,177	10,627	9,762
Operating partnership distribution reinvestment plan	657	746	772
Operating partnership units converted to shares	3,454	6,905	3,755
Real estate assets acquired through the issuance of operating partnership units	8,055	4,996	3,897
Real estate assets acquired through assumption of indebtedness and accrued costs	7,190	9,895	2,569
Adjustments to accounts payable included within real estate investments	(5,445)	933	324
Noncontrolling partnership interest	2,227	0	0
Fair value adjustments to redeemable noncontrolling interests	35	370	(192)
Involuntary conversion of assets due to flood and fire damage	2,783	0	0
Construction debt reclassified to mortgages payable	7,190	0	0
Cash paid during the year for:
Interest on mortgages	60,604	63,163	67,234
Interest other	3,049	1,399	682
Cash paid during the period, total	$ 63,653	$ 64,562	$ 67,916